Reportable Segments Regency Revenue (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenue from External Customer [Line Items]
Revenues	$ 9,536	$ 10,616	$ 11,594	$ 10,380	$ 13,481	$ 14,987	$ 14,143	$ 13,080	$ 42,126	$ 55,691	$ 48,335
External Customers [Member]
Revenue from External Customer [Line Items]
Revenues									18,449	7,343	0
Investment In Sunoco LP [Member]
Revenue from External Customer [Line Items]
Revenues									18,460	7,343	0
Investment In Sunoco LP [Member] | Retail [Member]
Revenue from External Customer [Line Items]
Revenues									8,257	3,095	0
Investment In Sunoco LP [Member] | External Customers [Member]
Revenue from External Customer [Line Items]
Revenues									18,449	7,343	0
Investment In Sunoco LP [Member] | Intersegment [Member]
Revenue from External Customer [Line Items]
Revenues									11	0	0
Investment In Sunoco LP [Member] | Wholesale [Member]
Revenue from External Customer [Line Items]
Revenues									$ 10,203	$ 4,248	$ 0